ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ 330,265	$ 305,247	$ 281,317	$ 271,976
Foreign exchange translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(89)	3
Defined benefit pension plan actuarial losses, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(6,619)	(7,534)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (6,708)	$ (7,531)	$ (10,553)	$ (8,280)